Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables
The following is a summary of accrued liabilities and other payables as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022

	RMB in thousands

Accrued marketing expenses	1,321,776	777,572
Leasing liabilities - current portion	206,758	238,687
Payables to producers and licensors	139,951	159,950
Consideration payable for acquisitions and investments	526,453	110,518
Professional fees	64,510	94,342
Deposits	40,445	48,637
Interest payable	26,469	17,731
Advances from/payables to third parties	14,386	6,420
Other staff related cost	5,325	5,372
Others	70,882	75,733

Total	2,416,955	1,534,962